Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 45,582,166
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,951,845
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	21,594,409
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,718,468
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 317,444